Investment Properties - Schedule of Investment Properties (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Land – Farms [Member]
Schedule of Investment Properties [Line items]
Opening balance		R$ 939,087	R$ 929,513
Acquisitions		86	1,600
Write-offs		(12,782)	(33,773)
Transfers				[1]
Transfers between fixed asset x investment properties
(-) Depreciation / amortization
Effect from conversion (in Shares)		(5,575)	41,747
Net book balance		R$ 920,816	R$ 939,087
At June 30, 2024
Total cost		920,816	939,087
Accumulated depreciation
Buildings and improvements [Member]
Schedule of Investment Properties [Line items]
Opening balance		106,373	64,134
Acquisitions		1,563	1,198
Write-offs		(6,412)	(205)
Transfers		32,657	41,495	[1]
Transfers between fixed asset x investment properties		(33)
(-) Depreciation / amortization		R$ (6,809)	R$ (4,139)
Effect from conversion (in Shares)		(476)	3,890
Net book balance		R$ 129,552	R$ 106,373
At June 30, 2024
Total cost		151,291	124,085
Accumulated depreciation		R$ (21,739)	(17,712)
Buildings and improvements [Member] | Bottom of range [member]
At June 30, 2024
Annual depreciation rates (weighted average) - %		4.00%
Buildings and improvements [Member] | Top of range [member]
At June 30, 2024
Annual depreciation rates (weighted average) - %		20.00%
Opening of area [Member]
Schedule of Investment Properties [Line items]
Opening balance		R$ 231,020	157,792	[1]
Acquisitions		787	1,314	[1]
Write-offs		(17,938)	(12,321)	[1]
Transfers		44,705	101,551	[1]
Transfers between fixed asset x investment properties
(-) Depreciation / amortization		R$ (29,171)	R$ (25,488)	[1]
Effect from conversion (in Shares)		(979)	8,172	[1]
Net book balance		R$ 228,424	R$ 231,020	[1]
At June 30, 2024
Total cost		341,725	342,351	[1]
Accumulated depreciation		R$ (113,301)	(111,331)	[1]
Opening of area [Member] | Bottom of range [member]
At June 30, 2024
Annual depreciation rates (weighted average) - %		5.00%
Opening of area [Member] | Top of range [member]
At June 30, 2024
Annual depreciation rates (weighted average) - %		20.00%
Total in operation [Member]
Schedule of Investment Properties [Line items]
Opening balance		R$ 1,276,480	1,151,439
Acquisitions		2,436	4,112
Write-offs		(37,132)	(46,299)
Transfers		77,362	143,046	[1]
Transfers between fixed asset x investment properties		(33)
(-) Depreciation / amortization		R$ (35,980)	R$ (29,627)
Effect from conversion (in Shares)		(7,030)	53,809
Net book balance		R$ 1,278,792	R$ 1,276,480
At June 30, 2024
Total cost		1,413,832	1,405,523
Accumulated depreciation		(135,040)	(129,043)
Construction in progress [Member]
Schedule of Investment Properties [Line items]
Opening balance		57,060	101,273
Acquisitions		65,337	99,857
Write-offs		(448)	(2,434)
Transfers		(77,362)	(142,709)	[1]
Transfers between fixed asset x investment properties		11
(-) Depreciation / amortization
Effect from conversion (in Shares)		(133)	1,073
Net book balance		R$ 45,042	R$ 57,060
At June 30, 2024
Total cost		45,042	57,060
Accumulated depreciation
2025 [Member]
Schedule of Investment Properties [Line items]
Opening balance		1,333,540
Acquisitions		67,773
Write-offs		(37,580)
Transfers
Transfers between fixed asset x investment properties		(22)
(-) Depreciation / amortization		R$ (35,980)
Effect from conversion (in Shares)		(7,163)
Net book balance		R$ 1,323,834
At June 30, 2024
Total cost		1,458,874
Accumulated depreciation		(135,040)
2024 [Member]
Schedule of Investment Properties [Line items]
Opening balance			1,252,712
Acquisitions			103,969
Write-offs			(48,733)
Transfers	[1]		337
(-) Depreciation / amortization			R$ (29,627)
Effect from conversion (in Shares)			54,882
Net book balance			R$ 1,333,540
At June 30, 2024
Total cost			1,462,583
Accumulated depreciation			R$ (129,043)
Business combination [Member] | Land – Farms [Member]
Schedule of Investment Properties [Line items]
Acquisitions
Business combination [Member] | Buildings and improvements [Member]
Schedule of Investment Properties [Line items]
Acquisitions		2,689
Business combination [Member] | Opening of area [Member]
Schedule of Investment Properties [Line items]
Acquisitions
Business combination [Member] | Total in operation [Member]
Schedule of Investment Properties [Line items]
Acquisitions		2,689
Business combination [Member] | Construction in progress [Member]
Schedule of Investment Properties [Line items]
Acquisitions		577
Business combination [Member] | 2025 [Member]
Schedule of Investment Properties [Line items]
Acquisitions		R$ 3,266

[1]	Includes assets that were classified as Permanent Crop (Sugarcane - Fixed Assets), but for operational reasons the area switched to soybeans and it was necessary to reclassify the balances for Area Restructuring (Investment Properties).